CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating costs	$ 1,252,114			$ 677,703			$ 2,370,006	$ 1,885,697	$ 3,040,539	$ 1,320,997
Franchise Tax Expense	50,000			50,000			156,259	294,271	344,271	202,932
Loss from operations	(1,302,114)			(727,703)			(2,526,265)	(2,179,968)	(3,384,810)	(1,523,929)
Other income:
Interest income earned on Trust	638,323			910,391			1,892,313	4,809,802	5,751,596	3,989,294
Change in fair value of derivative liability - Backstop Subscription Agreement	(89,929)						(446,776)
Total other income, net	548,394			910,391			1,445,537	4,809,802	5,751,596	3,989,294
(Loss) income before provision for income taxes	(753,720)			182,688			(1,080,728)	2,629,834	2,366,786	2,465,365
Provision for income taxes	(122,233)			(179,326)			(406,071)	(952,909)	(1,027,644)	(791,758)
Net (loss) income	$ (875,953)	$ (600,213)	$ (10,633)	$ 3,362	$ 98,772	$ 1,574,791	$ (1,486,799)	$ 1,676,925	$ 1,339,142	$ 1,673,607
Class A common stock subject to redemption
Other income:
Weighted average shares outstanding, basic (in shares)	4,345,663			6,630,703			4,345,663	12,059,248	10,578,271	28,750,000
Weighted average shares outstanding, diluted (in shares)	4,345,663			6,630,703			4,345,663	12,059,248	10,578,271	28,750,000
Basic net (loss) income per common stock (in dollars per share)	$ (0.06)			$ 0.00			$ (0.10)	$ 0.07	$ 0.06	$ 0.04
Diluted net (loss) income per common stock (in dollars per share)	$ (0.06)			$ 0.00			$ (0.10)	$ 0.07	$ 0.06	$ 0.04
Non-redeemable Class A common stock
Other income:
Weighted average shares outstanding, basic (in shares)				1,329,500					1,803,670	1,329,500
Weighted average shares outstanding, diluted (in shares)				1,329,500				1,329,500	1,803,670	1,329,500
Basic net (loss) income per common stock (in dollars per share)				$ 0.00					$ 0.06	$ 0.04
Diluted net (loss) income per common stock (in dollars per share)				$ 0.00				$ 0.07	$ 0.06	$ 0.04
Class B Common Stock
Other income:
Weighted average shares outstanding, basic (in shares)				9,487,500				9,487,500	9,071,610	9,487,500
Weighted average shares outstanding, diluted (in shares)				9,487,500				9,487,500	9,071,610	9,487,500
Basic net (loss) income per common stock (in dollars per share)				$ 0.00				$ 0.07	$ 0.06	$ 0.04
Diluted net (loss) income per common stock (in dollars per share)				$ 0.00				$ 0.07	$ 0.06	$ 0.04